Income Taxes (Details) - Schedule of deferred income tax assets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule of Deferred Income Tax Assets [Abstract]
Net Operating Loss Carry forward	$ 1,218,869	$ 675,604
Research and development expenses	189,856	181,964
Provision for warranty	5,761	4,774
Provision for vacation and convalescence	49,850	20,575
Provision for Severance, net	62,060	31,254
Operating lease right of use assets	(134,836)
Issuance cost	381,090
Operating lease liabilities	134,836
Less - valuation allowance	(1,907,486)	(914,171)
Net deferred tax assets